Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Event
22.	Subsequent events
Effective March 15, 2022, the Board of Directors has authorized a share repurchase program under which the Company may repurchase up to US$100 million worth of its outstanding (i) ADSs, each representing 15 Class A ordinary shares, and or (ii) Class A ordinary shares over the next 24 months starting from March 16, 2022.
From late March 2022, the assembly factory in Langfang city in the PRC was temporary shut down due to the COVID-19 pandemic. As a result, the product assembly or shipment was suspended. Given the dynamic nature of these circumstances, the reduced assembly volume, the delayed shipment quantity of the mining equipment, or the related financial impact cannot be reasonably estimated at this time. The impact would be reflected in the first half year of 2022. The Company will be continuously evaluating any further potential impact on business, results of operations and financial condition.